RESTATEMENT OF FINANCIAL STATEMENTS (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Statement Line Items [Line Items]
Accounts payable and accrued liabilities	$ 1,490,753	$ 4,367,381
Derivative liability (long-term)	341,163	1,102,277
Share capital	29,632,284	21,118,940
Accumulated other comprehensive income	10,690	303,465
Deficit	(24,859,283)	(18,441,785)
Consulting fees	1,205,902	775,916	$ 344,003
Professional fees	691,463	891,673	519,076
Gain on derivative liability	1,231,899	(449,519)	1,030,328
Loss attributable to Liquid Media Group from continuing operations	(5,369,900)	(7,535,660)	(7,576,796)
Loss for the year	(8,183,789)	(7,625,316)	(7,500,233)
Foreign currency translation adjustment	(312,885)	12,775	398,892
Comprehensive loss for the year	$ (8,496,674)	$ (7,612,541)	$ (7,101,341)
Basic and diluted loss per share attributable to the Company	$ (0.82)	$ (1.78)	$ (3.14)
Cash flows used in operating activities	$ (6,212,046)	$ (4,026,634)	$ 326,256
Cash flows provided by financing activities	6,193,817	$ 4,456,019	$ 3,994,886
As previously reported [Member]
Statement Line Items [Line Items]
Accounts payable and accrued liabilities	1,284,452
Derivative liability (long-term)
Share capital	29,999,645
Accumulated other comprehensive income	4,304
Deficit	(24,672,794)
Consulting fees	993,215
Professional fees	588,039
Gain on derivative liability	1,102,277
Loss attributable to Liquid Media Group from continuing operations	(5,183,411)
Loss for the year	(7,997,300)
Foreign currency translation adjustment	(319,271)
Comprehensive loss for the year	(8,316,571)
Loss attributable to Shareholders of the Company	(6,231,009)
Comprehensive loss attributable to Shareholders of the Company	$ (6,530,170)
Basic and diluted loss per share attributable to the Company from continuing operations	$ (0.66)
Basic and diluted loss per share attributable to the Company	$ (0.79)
Cash flows used in operating activities	$ (6,138,396)
Cash flows provided by financing activities	6,120,167
Adjustment [Member]
Statement Line Items [Line Items]
Accounts payable and accrued liabilities	206,301
Derivative liability (long-term)	341,163
Share capital	(367,361)
Accumulated other comprehensive income	6,386
Deficit	(186,489)
Consulting fees	212,687
Professional fees	103,424
Gain on derivative liability	129,622
Loss attributable to Liquid Media Group from continuing operations	(186,489)
Loss for the year	(186,489)
Foreign currency translation adjustment	6,386
Comprehensive loss for the year	(180,103)
Loss attributable to Shareholders of the Company	(186,489)
Comprehensive loss attributable to Shareholders of the Company	$ (180,103)
Basic and diluted loss per share attributable to the Company from continuing operations	$ (0.02)
Basic and diluted loss per share attributable to the Company	$ (0.03)
Cash flows used in operating activities	$ (73,650)
Cash flows provided by financing activities	73,650
As restated [Member]
Statement Line Items [Line Items]
Accounts payable and accrued liabilities	1,490,753
Derivative liability (long-term)	341,163
Share capital	29,632,284
Accumulated other comprehensive income	10,690
Deficit	(24,859,283)
Consulting fees	1,205,902
Professional fees	691,463
Gain on derivative liability	1,231,899
Loss attributable to Liquid Media Group from continuing operations	(5,369,900)
Loss for the year	(8,183,789)
Foreign currency translation adjustment	(312,885)
Comprehensive loss for the year	(8,496,674)
Loss attributable to Shareholders of the Company	(6,417,498)
Comprehensive loss attributable to Shareholders of the Company	$ (6,710,273)
Basic and diluted loss per share attributable to the Company from continuing operations	$ (0.68)
Basic and diluted loss per share attributable to the Company	$ (0.82)
Cash flows used in operating activities	$ (6,212,046)
Cash flows provided by financing activities	$ 6,193,817